Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000130461 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y
Average Annual Return, Percent	4.69%	1.17%	2.81%
C000031763 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
Average Annual Return, Percent	4.63%	1.10%	2.75%
C000081695 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	with Maximum Deferred Sales Charge - 1.00%
Average Annual Return, Percent	2.54% [1]	0.05%	1.68%
C000081694 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	with Maximum Sales Charge - 4.50%
Average Annual Return, Percent	(0.40%)	(0.14%)	1.97%
Without Sales Load [Member] | C000081695 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	without Deferred Sales Charge
Average Annual Return, Percent	3.54%	0.05%	1.68%
Without Sales Load [Member] | C000081694 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	without Sales Charge
Average Annual Return, Percent	4.31%	0.79%	2.44%
Bloomberg Global Aggregate Index Hedged [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index (Hedged)
Average Annual Return, Percent	4.86%	0.34%	2.39%

[1]	The maximum contingent deferred sales charge for Class C shares is 1.00% for shares redeemed within one year of the date purchased.